Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Tax expense from activities during the period	$ 13.1	$ 11.7	$ 1.2
Benefit from foreign tax withholdings	(8.9)		(14.7)
Audit settlement	3.2
Other net tax expense (benefits)	(0.4)	2.4	(5.8)
GILTI expense	3.9	9.3
Reduction of valuation allowance			7.7
Unrecognized tax benefits	6.9	$ 8.6	$ 11.0
Unrecognized tax benefits that would impact effective tax rate	5.3
Deferred tax assets associated with accrued expenses	8.2
Maximum tax carryforward expiring annually	10.0
Permanent reinvestment on earnings	686.3
Cumulative undistributed earnings that are indefinitely reinvested	335.3
Resulting provisional incremental tax expense	16.8
Tax Authority, Korea
Income Tax Examination [Line Items]
Tax settlement	2.9
Tax interest settlement	0.3
Hydraulic cylinders reporting unit
Income Tax Examination [Line Items]
Goodwill impairment	5.3
Intangible assets | ECS
Income Tax Examination [Line Items]
Decrease in deferred tax liabilities	$ 4.8